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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06578

                            The Glenmede Portfolios
              (Exact name of registrant as specified in charter)

                    c/o State Street Bank and Trust Company
                             100 Huntington Avenue
                                   CPH-0326
                               Boston, MA 02116
              (Address of principal executive offices)(Zip Code)

                            Michael P. Malloy, Esq.
                                   Secretary
                          Drinker Biddle & Reath LLP
                               One Logan Square
                                  Suite 2000
                          Philadelphia, PA 19103-6996
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31

Date of reporting period: July 1, 2014 - June 30, 2015

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Item 1. Proxy Voting Record.

Muni Intermediate Portfolio

   The Muni Intermediate Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2014 through June 30, 2015.

New Jersey Muni Portfolio

   The New Jersey Muni Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2014 through October 22, 2014 (termination of operations).

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Glenmede Portfolios

By (Signature and Title)*  /s/ Mary Ann B. Wirts
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                           Mary Ann B. Wirts
                           President and Treasurer
                           (Principal Executive Officer and
                           Principal Financial Officer)

          Date             August 25, 2015

* Print the name and title of each signing officer under his or her signature.